Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial assets	Other investments

				$ million
		2022		2021
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,040	—	717
Contingent consideration	364	1,522	237	1,680
Other	214	108	43	147
	578	2,670	280	2,544
aThe majority of equity investments are unlisted.
Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks. The contingent consideration principally relates to the disposal of our Alaskan business.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2022	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,222	—	3,248
Loans		1,245	341	—	1,586
Trade and other receivables	20	33,535	—	—	33,535
Derivative financial instruments	30	—	24,395	—	24,395
Cash and cash equivalents	25	25,611	3,584	—	29,195
Financial liabilities
Trade and other payables	22	(69,586)	—	—	(69,586)
Derivative financial instruments	30	—	(22,481)	(3,674)	(26,155)
Accruals		(7,631)	—	—	(7,631)
Lease liabilities	28	(8,549)	—	—	(8,549)
Finance debt	26	(46,944)	—	—	(46,944)
		(72,293)	9,061	(3,674)	(66,906)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2021	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	2,824	—	2,824
Loans		1,045	232	—	1,277
Trade and other receivables	20	27,191	—	—	27,191
Derivative financial instruments	30	—	12,402	348	12,750
Cash and cash equivalents	25	27,107	3,574	—	30,681
Financial liabilities
Trade and other payables	22	(58,660)	—	—	(58,660)
Derivative financial instruments	30	—	(13,456)	(465)	(13,921)
Accruals		(6,606)	—	—	(6,606)
Lease liabilities	28	(8,611)	—	—	(8,611)
Finance debt	26	(61,176)	—	—	(61,176)
		(79,710)	5,576	(117)	(74,251)

Disclosure of financial liabilities
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2022	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,222	—	3,248
Loans		1,245	341	—	1,586
Trade and other receivables	20	33,535	—	—	33,535
Derivative financial instruments	30	—	24,395	—	24,395
Cash and cash equivalents	25	25,611	3,584	—	29,195
Financial liabilities
Trade and other payables	22	(69,586)	—	—	(69,586)
Derivative financial instruments	30	—	(22,481)	(3,674)	(26,155)
Accruals		(7,631)	—	—	(7,631)
Lease liabilities	28	(8,549)	—	—	(8,549)
Finance debt	26	(46,944)	—	—	(46,944)
		(72,293)	9,061	(3,674)	(66,906)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2021	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	2,824	—	2,824
Loans		1,045	232	—	1,277
Trade and other receivables	20	27,191	—	—	27,191
Derivative financial instruments	30	—	12,402	348	12,750
Cash and cash equivalents	25	27,107	3,574	—	30,681
Financial liabilities
Trade and other payables	22	(58,660)	—	—	(58,660)
Derivative financial instruments	30	—	(13,456)	(465)	(13,921)
Accruals		(6,606)	—	—	(6,606)
Lease liabilities	28	(8,611)	—	—	(8,611)
Finance debt	26	(61,176)	—	—	(61,176)
		(79,710)	5,576	(117)	(74,251)

Analysis of credit exposures using external credit grading system
Management information used to monitor credit risk, which reflects the impact of credit enhancements, indicates that the risk profile of financial assets which are subject to review for impairment under IFRS 9 is as set out below.

		%
As at 31 December	2022	2021
AAA to AA-	9%	14%
A+ to A-	49%	46%
BBB+ to BBB-	15%	14%
BB+ to BB-	11%	8%
B+ to B-	12%	16%
CCC+ and below	4%	2%

Disclosure of offsetting of financial assets
Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2022				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	33,199	(8,804)	24,395	(3,988)	(918)	19,489
Derivative liabilities	(34,918)	8,804	(26,114)	3,988	436	(21,690)
Trade and other receivables	17,947	(8,381)	9,566	(1,325)	(224)	8,017
Trade and other payables	(20,671)	8,381	(12,290)	1,325	61	(10,904)
At 31 December 2021
Derivative assets	20,519	(7,769)	12,750	(3,104)	(414)	9,232
Derivative liabilities[a]	(21,683)	7,769	(13,914)	3,104	357	(10,453)
Trade and other receivables	17,105	(8,104)	9,001	(1,038)	(249)	7,714
Trade and other payables[a]	(19,279)	8,104	(11,175)	1,038	22	(10,115)
a Comparative amounts for collateral pledged, and the resulting net exposure, have been updated to reflect current year presentation.

Disclosure of offsetting of financial liabilities
Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2022				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	33,199	(8,804)	24,395	(3,988)	(918)	19,489
Derivative liabilities	(34,918)	8,804	(26,114)	3,988	436	(21,690)
Trade and other receivables	17,947	(8,381)	9,566	(1,325)	(224)	8,017
Trade and other payables	(20,671)	8,381	(12,290)	1,325	61	(10,904)
At 31 December 2021
Derivative assets	20,519	(7,769)	12,750	(3,104)	(414)	9,232
Derivative liabilities[a]	(21,683)	7,769	(13,914)	3,104	357	(10,453)
Trade and other receivables	17,105	(8,104)	9,001	(1,038)	(249)	7,714
Trade and other payables[a]	(19,279)	8,104	(11,175)	1,038	22	(10,115)
a Comparative amounts for collateral pledged, and the resulting net exposure, have been updated to reflect current year presentation.

Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest
The table below shows the timing of undiscounted cash outflows relating to finance debt, trade and other payables and accruals. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to finance debt could be accelerated from the profile provided.

								$ million
				2022				2021
	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt
Within one year	59,618	6,398	2,978	2,133	48,497	5,638	5,370	1,497
1 to 2 years	1,625	230	2,811	1,923	1,627	209	4,425	1,341
2 to 3 years	1,378	207	4,066	1,770	1,346	108	5,953	1,204
3 to 4 years	1,192	110	5,077	1,566	1,328	144	5,958	1,047
4 to 5 years	1,188	114	5,773	1,324	1,146	56	5,504	896
5 to 10 years	6,109	348	13,621	4,283	5,695	218	16,483	2,705
Over 10 years	772	224	13,135	2,828	1,699	233	14,744	1,699
	71,882	7,631	47,461	15,827	61,338	6,606	58,437	10,389
[a]2022 includes $11,884 million (2021 $13,170 million) in relation to the Gulf of Mexico oil spill, of which $10,660 million (2021 $11,883 million) matures in greater than one year.

Disclosure of maturity analysis for derivative financial liabilities
The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $23,970 million at 31 December 2022 (2021 $27,048 million) to be received on the same day as the related cash outflows.

		$ million
Cash outflows for derivative financial instruments at 31 December	2022	2021
Within one year	1,492	1,497
1 to 2 years	2,531	1,492
2 to 3 years	2,053	2,531
3 to 4 years	5,575	2,053
4 to 5 years	3,584	5,575
5 to 10 years	7,627	8,618
Over 10 years	2,772	5,365
	25,634	27,131
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2022
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(587)	(95)	(3)	(629)	(319)	(713)	(2,346)
Oil price derivatives	(1,615)	(318)	(23)	(4)	(1)	—	(1,961)
Natural gas price derivatives	(7,255)	(1,157)	(539)	(328)	(214)	(2,636)	(12,129)
Power price derivatives	(2,924)	(1,002)	(506)	(335)	(273)	(964)	(6,004)
	(12,381)	(2,572)	(1,071)	(1,296)	(807)	(4,313)	(22,440)

							$ million
							2021
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(191)	(2)	(13)	(5)	(173)	(259)	(643)
Oil price derivatives	(1,340)	(179)	(39)	(7)	(2)	—	(1,567)
Natural gas price derivatives	(4,551)	(1,053)	(460)	(351)	(282)	(1,576)	(8,273)
Power price derivatives	(1,485)	(601)	(211)	(135)	(92)	(442)	(2,966)
	(7,567)	(1,835)	(723)	(498)	(549)	(2,277)	(13,449)